PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited)
as of November 30, 2020
Description	Shares	Value
Short-Term Investments 98.6%
Affiliated Mutual Fund 15.7%
PGIM Core Ultra Short Bond Fund (cost $5,674,078)(bb)(w)	5,674,078	$5,674,078

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 82.9%
U.S. Treasury Bills(bb)(k)	0.108%	03/25/21	2,000	1,999,432
U.S. Treasury Bills	0.120	09/09/21	2,500	2,498,040
U.S. Treasury Bills	0.120	09/09/21	13,500	13,489,417
U.S. Treasury Bills(h)(k)	0.131	03/25/21	12,000	11,996,590

Total U.S. Treasury Obligations (cost $29,979,329)				29,983,479

TOTAL INVESTMENTS 98.6% (cost $35,653,407)				35,657,557
Other assets in excess of liabilities(z) 1.4%				489,597

Net Assets 100.0%				$36,147,154

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona

ASX—Australian Securities Exchange
BIST—Borsa Istanbul Index (Turkish Stock Exhange)
Bovespa—Sao Paulo Stock Exchange
CAC—French Stock Market Index
DAX—German Stock Index
FTSE—Financial Times Stock Exchange
IBEX—Spanish Stock Index
JSE—Johannesburg Stock Exchange
KOSPI—Korean Composite Stock Price Index
LME—London Metal Exchange
MIB—Italian Stock Exchange

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
MSCI—Morgan Stanley Capital International
OAT—Obligations Assimilables du Tresor
OMXS—Nordic Exchange Stockholm Index
OTC—Over-the-counter
PRI—Primary Rate Interface
Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
S&P—Standard & Poor’s
SGX—Singapore Exchange
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange
ULSD—Ultra-Low Sulfur Diesel
WIG—Warsaw Stock Exchange
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Financial Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
67	10 Year Australian Treasury Bonds	Dec. 2020	$7,314,643	$32,458
17	10 Year Canadian Government Bonds	Mar. 2021	1,948,317	2,066
6	10 Year Mini Japanese Government Bonds	Dec. 2020	873,563	(644)
42	10 Year U.S. Treasury Notes	Mar. 2021	5,803,219	11,142
441	BIST National 30 Index	Dec. 2020	813,199	79,921
3	DAX Index	Dec. 2020	1,192,731	16,809
42	Euro STOXX 50 Index	Dec. 2020	1,755,994	105,144
23	FTSE 100 Index	Dec. 2020	1,929,435	87,546
29	FTSE/JSE Top 40 Index	Dec. 2020	982,119	31,387
2	FTSE/MIB Index	Dec. 2020	263,083	27,848
2	Hang Seng China Enterprises Index	Dec. 2020	136,472	(483)
87	S&P 500 E-Mini Index	Dec. 2020	15,760,920	1,091,672
13	S&P/TSX 60 Index	Dec. 2020	2,046,046	98,010
26	SGX Nifty 50 Index	Dec. 2020	675,636	(4,328)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Financial Futures contracts outstanding at November 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
9	TOPIX Index	Dec. 2020	$1,513,362	$148,598
3	Yen Denominated Nikkei 225 Index	Dec. 2020	378,017	47,355
				1,774,501
Short Positions:
31	10 Year Euro-Bund	Dec. 2020	6,480,456	(45,609)
2	10 Year Japanese Government Bonds	Dec. 2020	2,912,452	(3,263)
2	10 Year U.K. Gilt	Mar. 2021	357,791	(456)
18	ASX SPI 200 Index	Dec. 2020	2,156,675	(165,815)
16	CAC40 10 Euro	Dec. 2020	1,051,426	(8,804)
11	Euro-OAT	Dec. 2020	2,228,136	193
12	IBEX 35 Index	Dec. 2020	1,154,140	(24,643)
14	Mexican Bolsa Index	Dec. 2020	289,168	(34,126)
26	MSCI Taiwan Stock Index	Dec. 2020	1,236,040	12,687
17	OMXS30 Index	Dec. 2020	379,120	(616)
98	WIG20 Index	Dec. 2020	955,091	6,063
				(264,389)
				$1,510,112

Commodity Futures contracts outstanding at November 30, 2020(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
4	Coffee ’C’	Mar. 2021	$184,950	$7,178
5	Copper	Mar. 2021	429,750	19,350
13	Gasoline RBOB	Jan. 2021	677,914	21,721
13	Lean Hogs	Dec. 2020	351,390	17,534
1	Live Cattle	Dec. 2020	44,070	(240)
4	LME Nickel	Dec. 2020	383,832	5,295
3	Silver	Mar. 2021	338,895	(17,392)
29	Soybean Oil	Jan. 2021	652,326	(14,352)
33	Sugar #11 (World)	Mar. 2021	536,290	1,137
3	WTI Crude	Jan. 2021	136,020	12,078
				52,309
Short Positions:
37	Corn	Mar. 2021	788,100	11,121

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Commodity Futures contracts outstanding at November 30, 2020(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
4	Cotton No. 2	Mar. 2021	$144,300	$(1,180)
2	Gold 100 OZ	Feb. 2021	356,180	5,623
6	LME Nickel	Dec. 2020	575,748	(11,300)
11	LME PRI Aluminum	Dec. 2020	561,619	(35,080)
6	LME Zinc	Dec. 2020	416,655	(19,406)
5	Mini Gold	Feb. 2021	286,280	4,524
1	Mini Silver	Mar. 2021	22,593	433
18	Natural Gas	Jan. 2021	518,760	(3,953)
23	No. 2 Soft Red Winter Wheat	Mar. 2021	672,750	21,467
1	NY Harbor ULSD	Jan. 2021	57,599	(2,494)
3	Soybean	Jan. 2021	175,275	1,645
				(28,600)
				$23,709

(1)    Represents positions held in the Cayman Subsidiary.
Forward foreign currency exchange contracts outstanding at November 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	AUD	2,000	$1,455,228	$1,468,373	$13,145	$—
Expiring 12/16/20	Morgan Stanley Capital Services LLC	AUD	1,100	803,739	807,605	3,866	—
British Pound,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	GBP	750	967,293	1,000,121	32,828	—
Canadian Dollar,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CAD	1,200	922,465	924,104	1,639	—
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CAD	300	228,982	231,026	2,044	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	EUR	1,500	$1,782,997	$1,790,224	$7,227	$—
Expiring 12/16/20	Morgan Stanley Capital Services LLC	EUR	1,450	1,718,548	1,730,549	12,001	—
Japanese Yen,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	JPY	295,000	2,776,262	2,826,675	50,413	—
New Zealand Dollar,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NZD	1,600	1,102,896	1,121,970	19,074	—
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NZD	850	579,984	596,047	16,063	—
Norwegian Krone,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NOK	12,500	1,379,899	1,405,273	25,374	—
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NOK	3,250	359,812	365,371	5,559	—
Swedish Krona,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	SEK	41,250	4,716,825	4,811,259	94,434	—
Expiring 12/16/20	Morgan Stanley Capital Services LLC	SEK	6,000	697,032	699,819	2,787	—
Swiss Franc,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CHF	3,100	3,413,810	3,413,504	—	(306)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CHF	250	273,032	275,283	2,251	—
				$23,178,804	$23,467,203	288,705	(306)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	AUD	5,150	$3,753,579	$3,781,060	$—	$(27,481)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	AUD	2,050	1,435,815	1,505,082	—	(69,267)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	GBP	1,600	$2,122,272	$2,133,592	$—	$(11,320)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	GBP	650	861,073	866,771	—	(5,698)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	GBP	150	198,859	200,024	—	(1,165)
Canadian Dollar,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CAD	1,800	1,374,390	1,386,156	—	(11,766)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CAD	1,650	1,234,301	1,270,643	—	(36,342)
Euro,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	EUR	150	175,030	179,022	—	(3,992)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	EUR	100	118,280	119,349	—	(1,069)
Japanese Yen,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	JPY	140,000	1,343,234	1,341,473	1,761	—
Expiring 12/16/20	Morgan Stanley Capital Services LLC	JPY	15,000	143,370	143,729	—	(359)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	JPY	10,000	95,080	95,818	—	(738)
New Zealand Dollar,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NZD	2,250	1,510,790	1,577,770	—	(66,980)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NZD	1,100	725,590	771,355	—	(45,765)
Norwegian Krone,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NOK	14,750	1,651,945	1,658,222	—	(6,277)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	NOK	4,250	442,936	477,793	—	(34,857)
Swedish Krona,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	SEK	15,000	1,738,329	1,749,549	—	(11,220)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	SEK	5,000	558,980	583,183	—	(24,203)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CHF	400	$439,450	$440,452	$—	$(1,002)
Expiring 12/16/20	Morgan Stanley Capital Services LLC	CHF	150	164,368	165,170	—	(802)
				$20,087,671	$20,446,213	1,761	(360,303)
						$290,466	$(360,609)
Total return swap agreements outstanding at November 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	12/16/20	BRL 887	$17,901	$—	$17,901
KOSPI 200 Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	12/10/20	KRW (622,813)	(64,784)	—	(64,784)
Swiss Market Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	12/18/20	CHF (1,354)	(12,464)	—	(12,464)
					$(59,347)	$—	$(59,347)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).